The Company and basis of presentation (Tables)	3 Months Ended
Mar. 31, 2025
The Company and basis of presentation
Schedule of key assumptions of value-in-use calculations upon goodwill impairment tests

Key assumptions

in %

	Care Delivery		Care Enablement
	March 31, 2025	December 31, 2024	March 31, 2025	December 31, 2024
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period	mid-single-digit	mid-single-digit	high-single-digit	low-double-digit
Residual value growth	1.00	1.00	1.00	1.00
Pre-tax weighted average cost of capital (WACC)	9.36	8.55	5.87	7.78
After-tax WACC	7.37	6.46	4.61	6.00

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Sensitivity analysis(1)

Change in percentage points

	Care Delivery		Care Enablement
	March 31,	December 31,	March 31,	December 31,
	2025	2024	2025	2024
Pre-tax WACC	1.95	2.46	4.26	2.30
After-tax WACC	1.50	1.80	3.10	1.67
Residual value growth	(5.91)	(7.55)	(12.48)	(5.70)
Operating income margin of each projection year	(2.23)	(2.86)	(5.23)	(2.90)

(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of March 31, 2025 and December 31, 2024.